Preferred Stock (Additional Information) (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended
	Jul. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 19, 2013
Preferred Stock Disclosure [Line Items]
Sale of Stock, Price Per Share			$ 0.69
Preferred Stock, Liquidation Preference Per Share		$ 32.50
Convertible Preferred Stock, Shares Issued upon Conversion		50		7,318,187
Convertible Preferred Stock Conversion Price		$ 0.65		0.13664587
Conversion Price		$ 0.13664587
Fair Value Adjustment of Warrants		$ (4,852,000)	$ 525,000
Preferred Stock Fair Value Estimated	1,600,000
Proceeds from Issuance of Preferred Stock and Preference Stock		2,000,000	4,000,000
Percentage Of Common Stock Outstanding	40.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Series A Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock Par Or Stated Value Per Share	$ 0.001
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights	123,077
Preferred Stock Dividends, Income Statement Impact	2,400,000	(509,000)	(55,000)
Conversion of Stock, Shares Converted				30,769
Series A Convertible Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.001	$ 0.001
Preferred Stock, Dividend Rate, Percentage		12.00%
Preferred Stock Dividends, Income Statement Impact		509,000	55,000
Series C Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock Dividends, Income Statement Impact		103,000	0
Proceeds from Issuance of Preferred Stock and Preference Stock	600,000
Series B convertible preferred stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Shares Authorized		1,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.001
Proceeds from Issuance of Preferred Stock and Preference Stock	1,300,000
Conversion of Stock, Shares Converted	35,713.147
Preferred Stock Liquidation Preference Description		Liquidation Value is the greater of (1) 150% of the Purchase Price ($3,000 per share) or (2) the Base Value ($2,000 per share plus accrued and unpaid dividends).
Series B Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock	1,400,000
Convertible To Common Stock Fair Value	2,500,000
Preferred Stock Beneficial Conversion Feature	1,100,000
Series B And C Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Proceeds from Issuance of Preferred Stock and Preference Stock	2,000,000
Series C Convertible Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Dividend Rate, Percentage		12.00%
Dividends, Preferred Stock, Paid-in-kind		2,000
Preferred Stock Dividend Payable Percentage Of Shares		75.00%
Series C Convertible Preferred Stock [Member] | Minimum [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 3,000
Series C Convertible Preferred Stock [Member] | Maximum [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Liquidation Preference Per Share		$ 2,000
Common Warrant [Member]
Preferred Stock Disclosure [Line Items]
Fair Value Adjustment of Warrants		3,331,000
Common Warrant [Member] | Series A Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights					6,153,830
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.65
Preferred Warrant [Member]
Preferred Stock Disclosure [Line Items]
Fair Value Adjustment of Warrants		1,223,000
Preferred Warrant [Member] | Series A Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Class Of Warrant Or Right, Number Of Securities Called By Warrants Or Rights					123,077
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.05
Preferred Warrant [Member] | Series C Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Fair Value Adjustment of Warrants	1,500,000
Preferred Warrant [Member] | Series B convertible preferred stock [Member]
Preferred Stock Disclosure [Line Items]
Fair Value Adjustment of Warrants	1,500,000
Purchase Agreement [Member]
Preferred Stock Disclosure [Line Items]
Stock Issued During Period, Shares, Other	1,000
Stock Issued During Period, Value, Other	$ 2,000,000				$ 4,000,000
Sale of Stock, Price Per Share	$ 2,000				$ 32.50
Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock Par Or Stated Value Per Share					$ 0.001
Purchase Agreement [Member] | Series B convertible preferred stock [Member]
Preferred Stock Disclosure [Line Items]
Preferred Stock, Conversion Basis	if the Company issues or sells shares of Common Stock or other equity securities for no consideration or for consideration that is based on an equity valuation of the Company of less than $2 million in the aggregate (a “Trigger Issuance”). In the event of a Trigger Issuance, the Conversion Number shall be increased as of the close of business on the effective date of the Trigger Issuance to a number calculated as follows: (i) two-thirds of the Common Stock deemed Outstanding (as defined in the Series A Certificate of Designation) immediately following such Trigger Issuance (excluding any Common Stock Deemed Outstanding as a result of the conversion of the Series B Preferred Stock) (ii) divided by 1,000. Each share of Series B Preferred Stock will automatically convert into shares of Common Stock on the tenth anniversary of its original issuance date, at the then-current Conversion Number.
Conversion of Stock, Shares Converted	1,000